UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21337

Western Asset Global High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2010

Schedule of investments (unaudited)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES — 80.6%
CONSUMER DISCRETIONARY — 15.6%
Auto Components — 0.8%
Allison Transmission Inc., Senior Toggle Notes	11.250%	11/1/15	390,200		$423,367	(a)(b)
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	570,000		585,675	(a)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	1,688,000	EUR	2,096,336	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	340,000	EUR	452,409	(a)
Tenneco Inc., Senior Notes	7.750%	8/15/18	370,000		379,250	(a)
Total Auto Components					3,937,037
Automobiles — 1.0%
Ford Motor Credit Co., LLC, Notes	7.000%	10/1/13	1,300,000		1,358,254
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	115,000		121,410
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	1,930,000		2,026,950
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	300,000		95,250	(c)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	3,500,000		1,137,500	(c)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	570,000		179,550	(c)
Total Automobiles					4,918,914
Diversified Consumer Services — 0.6%
Realogy Corp., Senior Notes	10.500%	4/15/14	1,310,000		1,074,200
Service Corp. International, Senior Notes	7.625%	10/1/18	185,000		194,944
Service Corp. International, Senior Notes	7.500%	4/1/27	10,000		9,162
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	1,420,000		1,501,650	(a)
Total Diversified Consumer Services					2,779,956
Hotels, Restaurants & Leisure — 4.3%
CCM Merger Inc., Notes	8.000%	8/1/13	550,000		503,250	(a)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	521,000		362,095	(a)
CKE Restaurants Inc., Senior Secured Notes	11.375%	7/15/18	580,000		568,400	(a)
Codere Finance Luxembourg SA, Senior Notes	8.250%	6/15/15	642,000	EUR	772,896	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	1,375,000		998,594
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	180,000		181,125
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	340,000		221,850
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	1,340,000		1,048,550
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	2,410,000		2,590,750
Host Hotels & Resorts LP, Senior Notes	7.125%	11/1/13	1,569,000		1,600,380
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	1,130,000		500,025	(c)(d)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	610,000		559,675	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	455,000		474,338
MGM MIRAGE Inc., Senior Notes	6.750%	9/1/12	1,645,000		1,517,512
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	475,000		520,125
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	1,135,000		1,274,038
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	140,000		109,900
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	900,000		837,000	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	410,000		317,750
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	7.125%	8/15/14	675,000		391,500
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	625,000		356,250
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	700,000		777,000
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	190,000		184,775
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	140,000		135,800	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	770,000		504,350
Seneca Gaming Corp., Senior Notes	7.250%	5/1/12	1,150,000		1,124,125
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	150,000		124,500	(a)(e)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	110,000		286	(c)(d)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	760,000		1,824	(c)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure — continued
Thomas Cook Group PLC, Senior Notes	7.750%	6/22/17	589,000	GBP	$854,427
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Secured Notes	7.750%	8/15/20	1,100,000		1,116,500	(a)
Total Hotels, Restaurants & Leisure					20,529,590
Household Durables — 0.4%
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	876,000	GBP	1,266,228	(a)
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	484,000	EUR	602,616
Total Household Durables					1,868,844
Internet & Catalog Retail — 0.2%
Netflix Inc., Senior Notes	8.500%	11/15/17	780,000		854,100
QVC Inc., Senior Secured Notes	7.375%	10/15/20	330,000		336,600	(a)
Total Internet & Catalog Retail					1,190,700
Leisure Equipment & Products — 0.5%
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	2,000,000	EUR	2,591,527	(a)
Media — 5.8%
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	611,752		727,985
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,790,000		1,861,600	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	2,180,000		2,305,350	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	1,570,000		1,507,200	(a)
CMP Susquehanna Corp.	3.531%	5/15/14	46,000		32,200	(a)(e)(f)
Comcast Corp.	5.700%	5/15/18	1,120,000		1,277,364
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	1,500,000		1,620,000
DISH DBS Corp., Senior Notes	7.875%	9/1/19	2,500,000		2,618,750
Grupo Televisa SA, Senior Bonds	6.625%	1/15/40	1,730,000		1,969,941
Grupo Televisa SA, Senior Notes	6.625%	3/18/25	1,810,000		2,062,978
ITV PLC, Senior Notes	10.000%	6/30/14	2,000,000	EUR	2,931,277
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	900,000		1,022,625	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	1,330,000		1,325,012
Regal Entertainment Group, Senior Notes	9.125%	8/15/18	340,000		350,200
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	661,000	EUR	795,770	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	315,000		316,575
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	200,000		262,742
Time Warner Inc.	6.500%	11/15/36	160,000		181,326
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	510,000		555,263	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	330,000		345,263	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	2,030,000		2,179,712
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	1,450,000	EUR	1,869,670	(a)
Total Media					28,118,803
Multiline Retail — 0.5%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	121,662		123,791	(b)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	2,490,000		2,278,350
Total Multiline Retail					2,402,141
Specialty Retail — 1.1%
American Greetings Corp., Senior Notes	7.375%	6/1/16	1,770,000		1,800,975
American Greetings Corp., Senior Notes	7.375%	6/1/16	120,000		117,300
American Greetings Corp., Senior Notes	7.375%	6/1/16	110,000		103,400
Michaels Stores Inc., Senior Notes	10.000%	11/1/14	860,000		900,850
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	2,270,000		2,145,150
Total Specialty Retail					5,067,675
Textiles, Apparel & Luxury Goods — 0.4%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	1,115,000		1,248,800
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	470,000		486,450
Total Textiles, Apparel & Luxury Goods					1,735,250
TOTAL CONSUMER DISCRETIONARY					75,140,437

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES — 1.0%
Beverages — 0.3%
Constellation Brands Inc., Senior Notes	8.375%	12/15/14	785,000		$857,612
Cott Beverages USA Inc., Senior Notes	8.125%	9/1/18	470,000		484,688	(a)
Total Beverages					1,342,300
Food Products — 0.4%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	750,000		795,000	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	750,000	EUR	969,456	(a)
Michael Foods Inc., Senior Notes	9.750%	7/15/18	360,000		379,800	(a)
Total Food Products					2,144,256
Household Products — 0.2%
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	860,000		906,225	(a)
Tobacco — 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	610,000		642,025
TOTAL CONSUMER STAPLES					5,034,806
ENERGY — 14.4%
Energy Equipment & Services — 1.0%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	560,000		569,800
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	960,000		936,000
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	655,000		599,325	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	750,000		778,125
Parker Drilling Co., Senior Notes	9.125%	4/1/18	720,000		723,600	(a)
Pride International Inc., Senior Notes	7.375%	7/15/14	270,000		276,636
Transocean Inc., Senior Notes	6.625%	4/15/11	290,000		290,053
Transocean Inc., Senior Notes	5.250%	3/15/13	390,000		400,191
Total Energy Equipment & Services					4,573,730
Oil, Gas & Consumable Fuels — 13.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	800,000		695,876
Apache Corp., Senior Notes	6.000%	1/15/37	280,000		326,449
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,405,000		1,362,850
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	670,000		742,025
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	2,045,000		2,147,250
Colorado Interstate Gas Co., Senior Notes	6.800%	11/15/15	160,000		189,939
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	315,000		314,213
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	245,000		243,775
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	230,000		243,800
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	880,000		938,300	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	359,039		333,009	(a)(b)
Devon Energy Corp., Debentures	7.950%	4/15/32	230,000		317,309
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	796,219		844,646	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,900,000		2,275,250
El Paso Corp., Medium-Term Notes	7.375%	12/15/12	2,050,000		2,184,986
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	1,260,000		1,274,650
El Paso Corp., Notes	7.875%	6/15/12	125,000		133,018
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	70,000		87,086
Energy Transfer Partners LP, Senior Notes	6.700%	7/1/18	480,000		544,531
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	980,000		1,010,567
Enterprise Products Operating LLP, Senior Bonds	6.300%	9/15/17	550,000		635,777
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	1,000,000		970,116
Infinis PLC, Senior Notes	9.125%	12/15/14	655,000	GBP	1,042,211	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	1,060,000		1,126,250
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	2,990,000		3,274,050	(a)
Kinder Morgan Energy Partners LP, Medium-Term Notes	6.950%	1/15/38	330,000		378,466

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels — continued
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	690,000	$731,400	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,850,000	1,919,375	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	830,000	870,463	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	946,000	977,927	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	200,000	201,500	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	590,000	585,575	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	550,000	426,250
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	445,000	349,325
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	860,000	883,650
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	850,000	882,938	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	130,000	135,038	(a)
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	390,000	427,050
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	1,040,000	1,075,100
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	4,237,000	4,628,850
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	460,000	466,900
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	1,620,000	1,795,459	(g)
Petroleos Mexicanos, Bonds	5.500%	1/21/21	970,000	1,017,382	(a)
Petroleos Mexicanos, Notes	8.000%	5/3/19	2,150,000	2,666,000
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	870,000	1,048,350	(a)
Petronas Capital Ltd.	5.250%	8/12/19	5,160,000	5,823,132	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	700,000	786,583	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	410,000	350,550	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	585,000	643,500
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	515,000	540,750
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,335,000	1,541,925
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	460,000	494,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	1,007,000	1,210,667	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes	5.500%	9/30/14	1,150,000	1,276,337	(a)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	675,000	675,000	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	950,000	913,187	(b)
Teekay Corp., Senior Notes	8.500%	1/15/20	930,000	997,425
TNK-BP Finance SA	6.625%	3/20/17	550,000	578,875	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	720,000	801,000	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	670,000	747,050	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,490,000	1,684,743	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	50,000	52,000
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	785,000	992,462
Total Oil, Gas & Consumable Fuels				64,834,617
TOTAL ENERGY				69,408,347
FINANCIALS — 12.1%
Capital Markets — 2.1%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	820,000	995,675
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	330,000	360,960
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	1,430,000	1,670,297
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,500,000	2,561,223
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	390,000	429,844
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	470,000	517,267
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	1,780,000	1,784,450	(a)
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	1,520,000	1,572,200
Total Capital Markets				9,891,916
Commercial Banks — 2.4%
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	1,050,000	1,055,767	(a)(e)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	3,060,000	2,922,300
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,330,000	1,257,265
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,250,000	1,310,937	(a)(h)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Banks — continued
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	1,840,000		$1,825,179	(a)(e)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	454,000		450,946	(a)(e)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	1,530,000		1,579,613	(a)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	164,000	GBP	260,322	(a)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	910,000		974,587
Total Commercial Banks					11,636,916
Consumer Finance — 2.6%
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	1,330,000		1,136,638
Ally Financial Inc., Senior Notes	7.500%	9/15/20	800,000		796,000	(a)
American Express Co., Notes	7.000%	3/19/18	260,000		311,572
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,240,000		1,466,806
GMAC Inc., Senior Notes	6.875%	8/28/12	978,000		1,004,895
GMAC Inc., Senior Notes	7.500%	12/31/13	30,000		30,937
GMAC Inc., Senior Notes	8.000%	11/1/31	1,957,000		1,937,430
GMAC Inc., Subordinated Notes	8.000%	12/31/18	36,000		35,055
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	910,000	EUR	1,138,783
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	5,460,000		4,785,073
Total Consumer Finance					12,643,189
Diversified Financial Services — 3.5%
Bank of America Corp., Senior Notes	5.650%	5/1/18	490,000		510,090
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,480,000		1,735,122
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	440,000		457,600	(a)
Citigroup Inc., Senior Notes	6.125%	11/21/17	490,000		530,310
Citigroup Inc., Senior Notes	8.500%	5/22/19	2,000,000		2,449,484
Citigroup Inc., Senior Notes	6.875%	3/5/38	290,000		315,075
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	110,000		123,750	(a)
General Electric Capital Corp., Senior Notes	5.625%	5/1/18	650,000		717,805
General Electric Capital Corp., Senior Notes	5.500%	1/8/20	2,090,000		2,291,497
Interactive Data Corp., Senior Notes	10.250%	8/1/18	510,000		530,400	(a)(f)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	2,230,000		2,255,087	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	2,000,000	EUR	2,781,615	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	986,000	EUR	1,321,381	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	830,000		893,287	(a)
Total Diversified Financial Services					16,912,503
Insurance — 0.9%
American International Group Inc., Senior Notes	8.250%	8/15/18	4,000,000		4,340,000
Real Estate Investment Trusts (REITs) — 0.3%
WEA Finance LLC/WT Finance Aust Pty. Ltd., Senior Notes	6.750%	9/2/19	1,360,000		1,593,806	(a)
Real Estate Management & Development — 0.3%
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	530,000	GBP	806,739	(a)
Kaisa Group Holdings Ltd., Senior Notes	13.500%	4/28/15	480,000		467,400	(a)
Total Real Estate Management & Development					1,274,139
TOTAL FINANCIALS					58,292,469
HEALTH CARE — 3.9%
Health Care Equipment & Supplies — 0.2%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,160,000		1,264,400
Health Care Providers & Services — 3.5%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	670,000		673,350	(a)
Community Health Systems Inc., Senior Notes	8.875%	7/15/15	620,000		644,800
HCA Inc., Notes	6.375%	1/15/15	720,000		707,400
HCA Inc., Senior Notes	6.300%	10/1/12	2,325,000		2,377,313
Humana Inc., Senior Notes	7.200%	6/15/18	2,000,000		2,294,560
IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes	8.750%	6/15/14	2,158,000		2,211,950
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	300,000		294,000	(a)
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	490,000		492,450
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	215,000		242,950	(f)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	1,968,000		2,137,740	(f)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	720,000		617,400	(e)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	3,618,000		3,391,875	(b)(e)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services — continued
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	820,000	$808,725
Total Health Care Providers & Services				16,894,513
Health Care Technology — 0.2%
Multiplan Inc., Senior Notes	9.875%	9/1/18	940,000	947,050	(a)
TOTAL HEALTH CARE				19,105,963
INDUSTRIALS — 7.5%
Aerospace & Defense — 0.9%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	955,000	1,000,362	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	600,000	622,500
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	325,000	334,344
Triumph Group Inc., Senior Notes	8.625%	7/15/18	920,000	979,800	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	1,550,000	1,530,625	(a)
Total Aerospace & Defense				4,467,631
Airlines — 1.8%
Air Canada, Senior Secured Notes	9.250%	8/1/15	460,000	453,100	(a)
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	366,436	349,947
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	275,530	276,907
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	1,008,983	996,371
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	1,000,000	995,000	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	2,290,000	2,318,625	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	620,000	635,500
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	816,658	799,508
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	320,000	344,800	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	1,180,000	1,259,650	(a)
Total Airlines				8,429,408
Building Products — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	169,000	90,838	(a)(d)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	460,000	508,300	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	360,000	380,250	(a)
Total Building Products				979,388
Commercial Services & Supplies — 1.1%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	250,000	246,250	(a)
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	890,000	983,450
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	1,900,000	1,871,500	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	1,700,000	1,634,125	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	505,000	552,975	(a)
Total Commercial Services & Supplies				5,288,300
Construction & Engineering — 1.6%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	6,577,000	7,152,487	(a)
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	600,000	642,000	(a)
Total Construction & Engineering				7,794,487
Industrial Conglomerates — 0.1%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	540,000	577,800
Machinery — 0.1%
Mueller Water Products Inc., Senior Notes	8.750%	9/1/20	440,000	444,400	(a)
Marine — 0.2%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	1,280,000	1,126,400	(a)
Road & Rail — 0.9%
Kansas City Southern de Mexico, Senior Notes	9.375%	5/1/12	100,000	102,875
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	910,000	941,850
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	830,000	999,112
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	575,000	613,813	(a)
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	185,000	198,413

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Road & Rail — continued
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	1,284,000		$1,399,560
Total Road & Rail					4,255,623
Trading Companies & Distributors — 0.4%
Ashtead Capital Inc., Notes	9.000%	8/15/16	595,000		606,156	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,110,000		1,093,350
Total Trading Companies & Distributors					1,699,506
Transportation — 0.2%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	970,000		953,025	(a)
TOTAL INDUSTRIALS					36,015,968
INFORMATION TECHNOLOGY — 2.0%
IT Services — 1.4%
Ceridian Corp., Senior Notes	12.250%	11/15/15	553,800		506,727	(b)
Fidelity National Information Services Inc., Senior Notes	7.625%	7/15/17	270,000		282,825	(a)
Fidelity National Information Services Inc., Senior Notes	7.875%	7/15/20	390,000		411,450	(a)
First Data Corp., Senior Notes	9.875%	9/24/15	540,000		413,100
First Data Corp., Senior Notes	10.550%	9/24/15	700,000		530,250	(b)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	4,860,000		4,689,900	(a)
Total IT Services					6,834,252
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	1,010,000		1,017,575	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	740,000		610,500
STATS ChipPAC Ltd., Senior Notes	7.500%	8/12/15	530,000		553,850	(a)(d)
Total Semiconductors & Semiconductor Equipment					2,181,925
Software — 0.1%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	605,000		623,906	(a)
TOTAL INFORMATION TECHNOLOGY					9,640,083
MATERIALS — 9.2%
Chemicals — 1.3%
Ashland Inc., Senior Notes	9.125%	6/1/17	1,310,000		1,503,225
CF Industries Inc., Senior Notes	7.125%	5/1/20	610,000		655,750
Cognis Deutschland GmbH & Co. KG, Senior Notes	9.500%	5/15/14	710,000	EUR	944,735	(a)
FMC Finance III SA, Senior Notes	6.875%	7/15/17	1,220,000		1,277,950
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	670,000		680,888	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	792,000	EUR	1,022,491	(a)
Westlake Chemical Corp., Senior Notes	6.625%	1/15/16	220,000		221,925
Total Chemicals					6,306,964
Construction Materials — 0.2%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	720,000	EUR	944,355
Containers & Packaging — 1.7%
Ardagh Glass Finance PLC, Senior Secured Notes	9.250%	7/1/16	650,000	EUR	918,440	(a)
Ball Corp., Senior Notes	6.625%	3/15/18	180,000		185,400
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	1,020,000		943,500	(a)
Graham Packaging Co. L.P., Senior Subordinated Notes	9.875%	10/15/14	200,000		204,500
Nordenia Holdings GMBH, Senior Secured Bonds	9.750%	7/15/17	1,042,000	EUR	1,375,770	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	575,000		0	(c)(d)(f)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	2,000,000	EUR	2,439,457	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,050,000		1,067,062
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	1,080,000		1,098,900	(a)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	200,000		203,500	(a)(d)
Total Containers & Packaging					8,436,529
Metals & Mining — 4.0%
CSN Resources SA, Senior Bonds	6.500%	7/21/20	450,000		471,375	(a)
Evraz Group SA, Notes	8.875%	4/24/13	1,330,000		1,403,150	(a)

See Notes to Schedule of investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining — continued
Evraz Group SA, Notes	8.875%	4/24/13	280,000		$292,950	(a)
FMG Finance Pty Ltd., Senior Secured Bonds	9.750%	9/1/13	2,000,000	EUR	2,730,925	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	1,950,000		2,167,267
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	440,000		488,400	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	220,000		233,750
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	456,000	EUR	589,424	(a)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	713,000		737,064
Southern Copper Corp., Senior Notes	5.375%	4/16/20	360,000		381,010
Steel Dynamics Inc., Senior Notes	7.375%	11/1/12	250,000		266,875
Vale Overseas Ltd., Notes	8.250%	1/17/34	3,493,000		4,541,249
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,440,000		1,643,263	(g)
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	2,820,000		2,953,950	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	160,000		168,000	(a)
Total Metals & Mining					19,068,652
Paper & Forest Products — 2.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	914,000		685,500	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	842,000		981,447
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	520,000		572,000	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,130,000		1,741,275
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	2,000,000	EUR	2,876,658	(a)
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	270,000		305,244	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	1,370,000		1,551,525	(a)
Smurfit Kappa Acquisitions, Senior Secured Notes	7.750%	11/15/19	769,000	EUR	1,008,624	(a)
Total Paper & Forest Products					9,722,273
TOTAL MATERIALS					44,478,773
TELECOMMUNICATION SERVICES — 9.9%
Diversified Telecommunication Services — 6.3%
AT&T Inc., Senior Notes	6.400%	5/15/38	220,000		255,272
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	2,886,000		2,611,830	(a)
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	944,000		851,960	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	637,000		579,670	(a)
British Telecommunications PLC, Bonds	9.625%	12/15/30	240,000		330,180
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	39,000		42,705	(a)
Cincinnati Bell Inc., Senior Notes	8.250%	10/15/17	1,945,000		1,915,825
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	120,000		89,400
Frontier Communications Corp., Senior Notes	8.750%	4/15/22	190,000		201,400
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	535,000		54	(c)(d)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	1,310,000		1,349,300	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	900,000		938,250
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	3,505,000		3,789,781
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	1,920,000		2,040,000	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	350,000		489,637
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	1,105,000		979,306
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	380,000		400,900	(a)
Qwest Communications International Inc., Senior Notes	7.500%	2/15/14	235,000		240,581
Telefonica Emisones SAU, Senior Notes	6.221%	7/3/17	450,000		513,428
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	500,000		522,500
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	828,000		888,030	(a)
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	1,000,000	EUR	1,305,268	(a)
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	913,000	EUR	1,217,742	(a)
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	430,000		457,950	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	1,535,000		1,642,607	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	2,142,917	EUR	2,783,502	(a)(b)

See Notes to Schedule of investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services — continued
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,071,458	$1,114,316	(a)(b)
Windstream Corp., Senior Notes	8.625%	8/1/16	2,925,000	3,034,688
Total Diversified Telecommunication Services				30,586,082
Wireless Telecommunication Services — 3.6%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	844,000	959,210
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	1,350,000	1,400,625
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	900,000	974,250	(a)
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	320,000	340,000
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,000,000	840,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	7,500,000	7,265,625
True Move Co., Ltd., Notes	10.750%	12/16/13	5,270,000	5,592,787	(a)
Total Wireless Telecommunication Services				17,372,497
TOTAL TELECOMMUNICATION SERVICES				47,958,579
UTILITIES — 5.0%
Electric Utilities — 2.6%
AES Ironwood LLC, Secured Notes	8.857%	11/30/25	323,718	330,192
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	787,000	928,660	(a)
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	770,000	908,600	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	2,050,000	2,237,062	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	270,000	299,941
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	370,000	444,000	(a)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	290,000	342,567
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	1,040,000	1,084,200
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	9,000,000	5,782,500
Total Electric Utilities				12,357,722
Independent Power Producers & Energy Traders — 2.3%
AES Corp., Senior Notes	7.750%	10/15/15	1,500,000	1,576,875
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	1,000,000	1,007,500	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	750,000	793,542	(a)
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,300,000	963,625
Foresight Energy LLC / Foresight Energy Corp., Senior Notes	9.625%	8/15/17	2,170,000	2,164,575	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	1,980,000	1,784,475
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	185,116	201,776
NRG Energy Inc., Senior Notes	7.250%	2/1/14	2,195,000	2,244,388
NRG Energy Inc., Senior Notes	7.375%	2/1/16	605,000	611,050
Total Independent Power Producers & Energy Traders				11,347,806
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	410,000	488,413	(a)
TOTAL UTILITIES				24,193,941
TOTAL CORPORATE BONDS & NOTES (Cost — $378,922,385)				389,269,366
ASSET-BACKED SECURITIES — 0.0%
FINANCIALS — 0.0%
Home Equity— 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	110,125	0	(a)(d)
Sail Net Interest Margin Notes, 2003-6A A	7.000%	7/27/33	14,101	0	(a)(d)
Sail Net Interest Margin Notes, 2003-7A A	7.000%	7/27/33	42,974	0	(a)(d)
TOTAL ASSET-BACKED SECURITIES (Cost — $166,871)				0
COLLATERALIZED SENIOR LOANS— 1.2%
CONSUMER DISCRETIONARY— 0.5%
Media — 0.5%
Newsday LLC, Term Loan	10.500%	8/1/13	2,000,000	2,135,000	(i)
FINANCIALS — 0.4%
Real Estate Management & Development — 0.4%
Realogy Corp., Term Loan	13.500%	10/15/17	2,000,000	2,126,666	(i)

See Notes to Schedule of investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC	6.875%	8/11/15	1,620,000		$1,609,227	(f)(i)
TOTAL COLLATERALIZED SENIOR LOANS(Cost — $5,676,795)					5,870,893
CONVERTIBLE BONDS & NOTES— 0.0%
MATERIALS — 0.0%
Cemex SAB de CV, Subordinated Notes (Cost - $100,000)	4.875%	3/15/15	100,000		90,375	(a)
SOVEREIGN BONDS — 16.5%
Argentina — 0.7%
Republic of Argentina	9.000%	6/20/03	40,000	EUR	21,290	(c)
Republic of Argentina	10.250%	1/26/07	40,000	EUR	22,050	(c)
Republic of Argentina	8.000%	2/26/08	40,117	EUR	21,606	(c)
Republic of Argentina	11.750%	11/13/26	78,000	DEM	20,089	(c)
Republic of Argentina	7.820%	12/31/33	2,278,570	EUR	1,941,856	(e)
Republic of Argentina, GDP Linked Securities	0.000%	12/15/35	5,335,736	EUR	600,102	(e)
Republic of Argentina, Medium-Term Notes	10.000%	2/22/07	40,000	EUR	21,924	(c)
Republic of Argentina, Senior Notes	8.750%	6/2/17	586,473		531,638
Total Argentina					3,180,555
Brazil — 2.6%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	12,198,000	BRL	6,822,650
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	761,000	BRL	414,609
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	2,613,000	BRL	1,392,483
Federative Republic of Brazil	7.125%	1/20/37	2,760,500		3,588,650
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	510,000		549,525	(g)
Total Brazil					12,767,917
Chile — 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	1,215,000		1,260,623
Colombia — 1.2%
Republic of Colombia	11.750%	2/25/20	544,000		845,920
Republic of Colombia	7.375%	9/18/37	3,142,000		4,084,600
Republic of Colombia, Senior Bonds	6.125%	1/18/41	330,000		370,425
Republic of Colombia, Senior Notes	7.375%	3/18/19	498,000		621,255
Total Colombia					5,922,200
Hungary — 0.2%
Republic of Hungary, Senior Notes	6.250%	1/29/20	890,000		919,377
Indonesia — 1.9%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	970,000		1,161,575	(a)
Republic of Indonesia, Senior Bonds	10.250%	7/15/22	15,399,000,000	IDR	1,960,048
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	25,206,000,000	IDR	3,369,801
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	880,000		1,082,970	(a)
Republic of Indonesia, Senior Bonds	9.750%	5/15/37	11,646,000,000	IDR	1,347,944
Total Indonesia					8,922,338
Mexico — 0.3%
United Mexican States	11.375%	9/15/16	148,000		213,490
United Mexican States, Medium-Term Notes	5.625%	1/15/17	4,000		4,510
United Mexican States, Medium-Term Notes	6.750%	9/27/34	936,000		1,172,340
United Mexican States, Medium-Term Notes	6.050%	1/11/40	124,000		141,360
Total Mexico					1,531,700
Panama — 0.5%
Republic of Panama	7.250%	3/15/15	621,000		734,643
Republic of Panama	9.375%	4/1/29	975,000		1,486,875
Republic of Panama	6.700%	1/26/36	340,000		414,800
Total Panama					2,636,318
Peru — 0.8%
Republic of Peru	8.750%	11/21/33	1,944,000		2,896,560

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Peru — (continued)
Republic of Peru, Bonds	6.550%	3/14/37	703,000	$840,085
Republic of Peru, Global Senior Bonds	7.350%	7/21/25	50,000	64,375
Total Peru				3,801,020
Qatar — 0.1%
State of Qatar, Senior Notes	4.000%	1/20/15	470,000	495,850	(a)
Russia — 3.2%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	2,910,000	3,120,975	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	470,000	491,150	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	409,000	426,383	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	2,230,000	2,547,775	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	7,575,740	9,015,888	(a)
Total Russia				15,602,171
Turkey — 1.7%
Republic of Turkey, Notes	6.750%	5/30/40	3,760,000	4,145,400
Republic of Turkey, Senior Bonds	5.625%	3/30/21	500,000	526,250	(d)
Republic of Turkey, Senior Notes	7.500%	7/14/17	3,000,000	3,555,000
Total Turkey				8,226,650
United Arab Emirates — 0.2%
MDC-GMTN B.V., Senior Notes	5.750%	5/6/14	750,000	818,987	(a)
Venezuela — 2.8%
Bolivarian Republic of Venezuela	5.750%	2/26/16	14,261,000	9,626,175	(a)
Bolivarian Republic of Venezuela	7.650%	4/21/25	475,000	275,500
Bolivarian Republic of Venezuela, Collective Action Securities	1.513%	4/20/11	1,424,000	1,361,700	(a)(e)
Bolivarian Republic of Venezuela, Collective Action Securities, Global Senior Bonds	9.375%	1/13/34	1,608,000	1,043,592
Bolivarian Republic of Venezuela, Collective Action Securities, Notes	10.750%	9/19/13	875,000	831,250
Bolivarian Republic of Venezuela, Global Senior Bonds	8.500%	10/8/14	365,000	302,950
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	240,000	171,600
Total Venezuela				13,612,767
TOTAL SOVEREIGN BONDS (Cost — $75,642,329)				79,698,473

			SHARES
COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY— 0.1%
Media — 0.1%
Charter Communications Inc., Class A Shares			17,345	594,066	*
Dex One Corp.			2,411	20,542	*
SuperMedia Inc.			741	6,695	*
TOTAL CONSUMER DISCRETIONARY				621,303
ENERGY — 0.0%
Oil, Gas & Consumable Fuels— 0.0%
SemGroup Corp., Class A Shares			3,221	64,429	*
FINANCIALS — 0.0%
Building Products — 0.0%
Ashton Woods USA LLC Class B Membership			52	23,402	(d)(f)
INDUSTRIALS — 0.1%
Building Products — 0.1%
Nortek Inc.			4,011	166,445	*

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

SECURITY			SHARES	VALUE
MATERIALS — 0.1%
Chemicals — 0.1%
Georgia Gulf Corp.			39,529	$513,877	*
TOTAL COMMON STOCKS (Cost — $3,746,013)				1,389,456

	RATE
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Corts-Ford Motor Co.	7.400%		16,000	381,600
Saturns, Series F 2003-5	8.125%		2,575	63,757
Total Automobiles				445,357
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		10,727	1	*(a)(d)(e)(f)
TOTAL PREFERRED STOCKS (Cost — $307,824)				445,358

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	2,675	71,890	*
Buffets Restaurant Holdings		4/28/14	570	6	*(d)(f)
Charter Communications Inc.		11/30/14	752	4,136	*
CNB Capital Trust		3/23/19	12,259	0	*(a)(d)(f)
Nortek Inc.		12/7/14	1,302	12,367	*
SemGroup Corp.		11/30/14	3,391	14,412	*
TOTAL WARRANTS (Cost — $101,364)				102,811
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT(Cost — $464,663,581)				476,866,732

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreements — 1.3%
Morgan Stanley tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $6,097,039; (Fully collateralized by U.S. government agency obligations, 4.625% due 5/1/13; Market value - $6,219,988) (Cost - $6,097,000)	0.230%	9/1/10	6,097,000	6,097,000
TOTAL INVESTMENTS — 100.0% (Cost — $470,760,581#)				$482,963,732

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon payment on these securities is currently in default as of August 31, 2010.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
(f)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	DEM	- German Mark
	EUR	- Euro
	GBP	- British Pound
	GDP	- Gross Domestic Product
	IDR	- Indonesian Rupiah
	OJSC	- Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS		SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)		(LEVEL 3)		TOTAL
Long Term Investments†:
Corporate bonds & notes:
Consumer Discretionary	—	$75,108,237		$32,200		$75,140,437
Financials	—	57,762,069		530,400		58,292,469
Materials	—	44,478,773		0	*	44,478,773
Other Corporate bonds & notes	—	211,357,687		—		211,357,687
Asset-backed securities	—	0	*	—		0	*
Collateralized senior loans:
Telecommunication Services	—	—		1,609,227		1,609,227
Other Collateralized senior loans	—	4,261,666		—		4,261,666
Convertible bonds & notes	—	90,375		—		90,375
Sovereign bonds	—	79,698,473		—		79,698,473
Common stocks:
Financials	—	—		23,402		23,402
Other common stocks	$1,366,054	—		—		1,366,054
Preferred stocks:
Consumer discretionary	445,357	—		1		445,358
Warrants	4,136	98,669		6		102,811
Total long-term investments	$1,815,547	$472,855,949		$2,195,236		$476,866,732
Short-term investments†	—	6,097,000		—		6,097,000
Total investments	$1,815,547	$478,952,949		$2,195,236		$482,963,732
Other financial instruments:						—
Forward foreign currency contracts		1,712,743		—		1,712,743
Interest rate swaps	—	29,681		—		29,681
Total other financial instruments	$—	$1,742,424		—		$1,742,424
Total	$1,815,547	$480,695,373		$2,195,236		$484,706,156

†See Schedule of Investments for additional detailed categorizations.

* Value is less than $1.

Notes to Schedule of Investments (unaudited) (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

					COLLATERALIZED
	CORPORATE BONDS & NOTES				SENIOR LOANS	COMMON STOCKS		PREFERRED STOCKS
	CONSUMER				TELECOMMUNICATION			CONSUMER
INVESTMENTS IN SECURITIES	DISCRETIONARY	FINANCIALS	MATERIALS		SERVICES	ENERGY	FINANCIAL	DISCRETIONARY	WARRANTS	TOTAL
Balance as of May 31, 2010	$13,800	—	$0	*	—	$90,522	—	$1	$26,162	$130,485
Accrued premiums/discounts	189	—	—		$68	—	—	—	—	257
Realized gain(loss)	—	—	—		—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	18,211	$20,400	—		(68)	(26,093)	$23,402	—	623	36,475
Net purchases (sales)	—	510,000	—		1,609,227	—	—	—	—	2,119,227
Transfers in to Level 3	—	—	—		—	—	—	—	—	—
Transfers out of Level 3	—	—	—		—	(64,429)	—	—	(26,779)	(91,208)
Balance as of August 31, 2010	$32,200	$530,400	$0	*	$1,609,227	—	$23,402	$1	$6	$2,195,236
Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2010(1)	$18,211	$20,400	—		$(68)	—	$23,402	—	$(12)	$61,933

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

* Value is less than $1.

Notes to Schedule of Investments (unaudited) (cont’d)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to- market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

Interest Rate Swaps. The Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount.  Interest rate swaps are marked to market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the

Notes to Schedule of Investments (unaudited) (cont’d)

difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,658,505
Gross unrealized depreciation	(20,455,354)
Net unrealized appreciation	$12,203,151

At August 31, 2010, the Fund had the following forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Colombian Peso	Citibank, N.A.	1,181,512,500	$646,689	10/15/10	$3,689
British Pound	Citibank, N.A.	1,680,000	2,575,130	11/24/10	(82,740)
					(79,051)
Contracts to Sell:
Euro	JPMorgan Chase	1,301,820	1,649,675	9/30/10	310
Colombian Peso	Citibank, N.A.	1,181,512,500	646,689	10/15/10	7,527
British Pound	Credit Suisse	1,683,000	2,579,728	11/24/10	86,422
British Pound	UBS AG	200,000	306,563	11/24/10	3,907
British Pound	UBS AG	326,997	501,226	11/24/10	5,570
British Pound	UBS AG	1,690,050	2,590,535	11/24/10	100,757
Euro	Citibank, N.A.	12,115,777	15,351,801	11/24/10	567,784
Euro	Credit Suisse	6,700,753	8,490,469	11/24/10	317,135
Euro	UBS AG	12,331,104	15,624,640	11/24/10	702,382
					1,791,794
Net unrealized gain on open forward foreign currency contracts					$1,712,743

At August 31, 2010, the Fund had the following interest rate swaps contracts:

INTEREST RATE SWAPS

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse	$2,653,585	1/2/12	BRL-CDI	10.560%	—	$12,711	*
Credit Suisse	4,271,536	1/2/12	BRL-CDI	10.510%	—	16,970	*
Total	$6,925,121				—	$29,681

‡  Percentage shown is an annual percentage rate.

* Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

Notes to Schedule of Investments (unaudited) (cont’d)

At August 31, 2010, the Brazil CETIP Interbank Deposit (CDI) rate was 10.630%.

Transactions in reverse repurchase agreements for the Fund during the period ended August 31, 2010 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$3,154,664	0.938%	$3,358,510

* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.550% to 0.950% during the period ended August 31, 2010. Interest expense incurred on reverse repurchase agreements totaled $5,670.

At August 31, 2010, the Fund had the following open reverse repurchase agreements:

Security	Value
Reverse Repurchase Agreement with Deutsche Bank, dated 6/24/10 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $1,620,000 Petrobas International Finance Co., 6.875% due 1/20/40; Market value (including accrued interest) $1,808,473	$1,438,152
Reverse Repurchase Agreement with Deutsche Bank, dated 8/24/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,440,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) $1,670,972	1,447,699
Reverse Repurchase Agreement with Deutsche Bank, dated 8/24/10 bearing 0.550% to be repurchased at an amount and date to be determined, collateralized by: $510,000 Federative Republic of Brazil, 4.875% due 1/22/21; Market value (including accrued interest) $552,277	472,659
Total Reverse Repurchase Agreements (Proceeds - $3,358,510)	$3,358,510

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2010.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Contracts	—	—	$29,681	$29,681
Foreign Exchange Contracts	$1,795,483	$(82,740)	—	1,712,743
Total	$1,795,483	$(82,740)	$29,681	$1,742,424

Notes to Schedule of Investments (unaudited) (cont’d)

During the period ending August 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$2,702,231
Forward foreign currency contracts (to sell)	43,583,522

Average Notional Balance
Interest rate swap contracts	$6,925,121

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties.  These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV.  The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 25, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	October 25, 2010